AVAILABLE FOR SALE SECURITIES	6 Months Ended
Jun. 30, 2015
AVAILABLE FOR SALE SECURITIES [Abstract]
AVAILABLE FOR SALE SECURITIES
NOTE 4 - AVAILABLE FOR SALE SECURITIES

Available for sale securities as of June 30, 2015 consist mainly of debt securities and equity securities. These securities are classified as available-for-sale and are recorded at fair value. The fair value of quoted securities is based on current market value. Changes in fair value, net of taxes, are reflected in other comprehensive loss. Realized gains and losses on sales of the securities, as well as premium or discount amortization, are included in the consolidated statement of operations as finance income or expenses.

The following table sets forth the Company's available for sale securities:

	June 30	December 31,
	2015	2014
Israeli mutual funds	$4,331	$7,062
Certificates of deposit	19,658	-
Municipal and agency bonds	23,786	-
Total	$47,775	$7,062

At June 30, 2015 and December 31, 2014 the fair value, cost and gross unrealized holding gains of the securities owned by the Company were as follows:

	Fair value	Amortized cost	Gross unrealized holding loss	Gross unrealized holding gains
June 30, 2015	$47,775	$47,769	$6	$12
December 31, 2014	$7,062	$7,141	$83	$4